Interim Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interim Financial Information (Unaudited)
Total operating revenues	$ 44,365	$ 41,790	$ 34,452	$ 29,665	$ 31,003	$ 30,388	$ 27,420	$ 25,179	$ 26,626			$ 136,910	$ 109,613	$ 91,600
Operating income	26,137	24,003	14,297	15,999	16,392	16,785	14,007	8,732	15,096			70,691	54,620	37,937
Net income	$ 22,230	$ 20,160	$ 12,011	$ 12,012	$ 11,123	$ 10,633	$ 8,381	$ 4,940	$ 8,635	$ 32,060	$ 23,246	$ 55,306	$ 32,589	$ 19,241
Net income per limited partner unit:
Common units (in dollars per share)	$ 0.63	$ 0.57	$ 0.34									$ 0.91
Common units (in dollars per share)	$ 0.63	$ 0.57	$ 0.34									$ 0.9